Loans and Borrowings	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Loans and Borrowings
Loans and Borrowings
Terms and conditions of outstanding loans as of 30 June 2018 and 2017 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2018 £’000	2017 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin ( 0.80% - 1.40%)	2020	£19,700	£29,288
Technology loan	8%	2017	—	26
Finance lease	3.5% - 10%	2015-2020	64	151
Total loans and Borrowings			£19,764	£29,465

The multicurrency revolving credit facility with HSBC has an unlimited multilateral guarantee to secure all liabilities of Endava plc, Endava (UK) Limited, Endava Inc, Endava Holding B.V. and Endava Romania SRL through various security arrangements, including debentures, share and equity pledges and mortgage agreements.
The technology loan and finance lease with Lombard are unsecured loans and leases.
Short term / Long term loans balances as of 30 June 2018 and 2017 are as follows:

	2018 £'000			2017 £'000
	Current	Non-Current	Total	Current	Non-Current	Total
Revolving credit facility	£19,700	£—	£19,700	£29,288	£—	£29,288
Technology loan	—	—	—	26	—	26
Finance lease	44	20	64	88	63	151
Total	£19,744	£20	£19,764	£29,402	£63	£29,465

The Group has a secured bank revolving credit facility with a carrying amount of £19,700,000 at 30 June 2018 (2017: £29,288,000). Commitment fees are charged on the undrawn balance of the facility.
The facility contains interest cover and net leverage financial convenants. The covenants are tested on a quarterly basis based on trailing twelve months results. At 30 June 2018 and 30 June 2017, the Group complied with these financial covenants.
Guarantees
Parent Company
Parent Company Guarantee with Trinity Mirror Shared Services Limited guaranteeing the performance of Endava Managed Services (Terminated 26 July 2018);
Parent Company Guarantee with United Business Center Cluj One SRL guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the Cluj office;
Parent Company Guarantee with Riviera Office SRL guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the Cluj office;
Parent Company Guarantee with Iulius Mall Cluj SRL guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the Cluj temporary office;
Parent Company Guarantee with S.C Palas 4 S.R.L and Palas 2 guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the Iasi office;
Composite Company Unlimited Multilateral Guarantee in favour of HSBC, in place to support the revolving credit facility (“RCF”);
Company guarantee and indemnity to Endava (Managed Services) Limited in favour of Lombard Technology Services Limited;
Letter of Comfort – Corporate Guarantee for AFI 3 – Lease agreement no. 3 guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the AFI 3 office;
Parent Company Guarantee with United Business Center 1 SRL and United Business Center 3 SRL guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the Timisoara office;
Letter of Comfort – Corporate Guarantee for AFI 4&5 – Lease agreement no. 48 guaranteeing the payment obligations and other liabilities of Endava Romania SRL under the lease for the AFI 4&5 office;
Composite Company Limited Multilateral Guarantee dated 02 November 2006 given by Endava Limited, Endava (Projects) Limited, Endava (Managed Services) Limited, Endava (UK) Limited, Endava (Solutions) Limited (wound up), Endava (Romania) Limited to HSBC;
Debenture including Fixed Charge over all present freehold and leasehold property; First Fixed Charge over book and other debts, chattels, goodwill and uncalled capital, both present and future; and First Floating Charge over all assets and undertaking both present and future dated 04 June 2015 to HSBC.
Subsidiaries
Endava Romania SRL
Class guarantee facility of €9,000,000 in favour of Romanian Ministry of Finance;
Bank guarantee of €109,214 for United Business Centre Cluj (Cluj office);
Bank guarantee of €570,391 for AFI Bucharest office;
Bank guarantee of €100,000 for SC Palas SRL Iasi office;
Bank guarantee of €110,075 for Merce Real Invest (PBC Cluj office);
Bank guarantee of €25,049 for Iulius Mall Cluj-Napoca ( Cluj office);
Composite Company Unlimited Multilateral Guarantee in place to support the RCF facility.
Endava DOOEL Skopje
Bank guarantee of €167,511 (Skopje office);
Corporate Guarantee with the government of the Republic of Macedonia guaranteeing the fulfillment of the obligations of Endava DOOEL Skopje under the contract for granting state aid.
Endava d.o.o. Beograd
Bank guarantee of €441,839 in favour of Demo Invest doo Beograd (Belgrade office).
Endava (UK) Limited
Parent Company Guarantee with Worldpay under the umbrella agreement dated 22 November 2016, guaranteeing payments for Endava Technology for the term of the BOA until exercise and completion of the option to transfer or 6 years after the termination of the BOA;
Composite Company Unlimited Multilateral Guarantee in place to support the RCF facility;
Composite Company Limited Multilateral Guarantee dated 02 November 2006 given by Endava Limited, Endava (Projects) Limited, Endava (Managed Services) Limited, Endava (UK) Limited, Endava (Solutions) Limited (wound up), Endava (Romania) Limited to HSBC;
Debenture including Fixed Charge over all present freehold and leasehold property; First Fixed Charge over book and other debts, chattels, goodwill and uncalled capital, both present and future; and First Floating Charge over all assets and undertaking both present and future dated 24 July 2014 to HSBC;
Debenture including Fixed Charge over all present freehold and leasehold property; First Fixed Charge over book and other debts, chattels, goodwill and uncalled capital, both present and future; and First Floating Charge over all assets and undertaking both present and future dated 04 June 2015 to HSBC.
Endava EOOD Bulgaria
Bank guarantee of €87,734 (Sofia office) .
Endava Inc.
Bank guarantee of $37,712 for 441 Lexington Avenue ( New York office).
Bank guarantee of $174,794 for MEPT 757 Lexington Avenue ( New York office).
Letter of Comfort for Velocity Partners of $6,000,000 related to the acquisition of Velocity Partners.
Composite Company Unlimited Multilateral Guarantee in place to support the RCF facility.
Endava Holding B.V.
Bank guarantee of €8,621 for Hilversum office;
Composite Company Unlimited Multilateral Guarantee in place to support the RCF facility.
Endava (Managed Services) Limited
Composite Company Limited Multilateral Guarantee dated 02 November 2006 given by Endava Limited, Endava (Projects) Limited, Endava (Managed Services) Limited, Endava (UK) Limited, Endava (Solutions) Limited (wound up), Endava (Romania) Limited to HSBC;
Debenture including Fixed Charge over all present freehold and leasehold property; First Fixed Charge over book and other debts, chattels, goodwill and uncalled capital, both present and future; and First Floating Charge over all assets and undertaking both present and future dated 04 June 2015 to HSBC.